Note 18 - Subsequent Events	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Subsequent Events [Text Block]
18.	Subsequent Events

The Company has evaluated subsequent events through October 17, 2025, the date of issuance of the consolidated financial statements, and did not identify any other subsequent events with material financial impact on the Company’s consolidated financial statements.